Business combinations - Engimplan (Detail) - Engimplan [member] € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Fair value at acquisition date [member]
Assets [Abstract]
Software	€ 214
Customer relations	2,530
Trademarks	556
Other intangible assets	9
Property, plant and equipment	2,369
Right-of-use assets	633
Deferred tax assets	0
Other non-current financial assets	3
Inventory	2,180
Trade receivables	1,802
Other current assets	391
Cash from capital increase	(5,750)
Cash and cash equivalents	316
Total Assets	16,753
Liabilities [Abstract]
Deferred tax liabilities	0
Deferred income	(83)
Loans and borrowings	(1,443)
Lease liabilities	(633)
Trade payables	(271)
Tax payables	(100)
Payroll related payables	(298)
Other liabilities	(914)
Total Liabilities	(3,742)
Total identified assets and liabilities	13,011
Goodwill	2,639
Non-controlling interest	(3,253)
Acquisition price	12,397
Cashflow from business combination
Cash and cash equivalents acquired	(316)
Cash from capital increase	(5,750)
Acquisition price in cash	12,397
Total cash flow	6,331
Carrying value at acquisition date [member]
Assets [Abstract]
Software	214
Customer relations	0
Trademarks	0
Other intangible assets	9
Property, plant and equipment	2,268
Right-of-use assets	633
Deferred tax assets	0
Other non-current financial assets	3
Inventory	2,084
Trade receivables	1,802
Other current assets	391
Cash from capital increase	(5,750)
Cash and cash equivalents	316
Total Assets	13,470
Liabilities [Abstract]
Deferred tax liabilities	0
Deferred income	(83)
Loans and borrowings	(1,443)
Lease liabilities	(633)
Trade payables	(271)
Tax payables	(100)
Payroll related payables	(298)
Other liabilities	(914)
Total Liabilities	(3,742)
Total identified assets and liabilities	9,728
Goodwill	0
Non-controlling interest	0
Acquisition price	0
Fair value adjustments [member]
Assets [Abstract]
Software	0
Customer relations	2,530
Trademarks	556
Other intangible assets	0
Property, plant and equipment	101
Right-of-use assets	0
Deferred tax assets	0
Other non-current financial assets	0
Inventory	96
Trade receivables	0
Other current assets	0
Cash from capital increase	0
Cash and cash equivalents	0
Total Assets	3,283
Liabilities [Abstract]
Deferred tax liabilities	0
Deferred income	0
Loans and borrowings	0
Lease liabilities	0
Trade payables	0
Tax payables	0
Payroll related payables	0
Other liabilities	0
Total Liabilities	0
Total identified assets and liabilities	3,283
Goodwill	0
Non-controlling interest	0
Acquisition price	€ 0